Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-6029 Fax: 513-629-1044 meredyth.whitford@wslife.com

July 24, 2019

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Touchstone Variable Series Trust Post-Effective Amendment No. 58 under the Securities Act of 1933 and Amendment No. 59 under Investment Company Act of 1940 File Nos. 033-76566 and 811-08416
To the Commission:
The Registrant is filing today through the EDGAR system Post-Effective Amendment No. 58 under the Securities Act of 1933, as amended (the “1933 Act”), to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.

The purpose of the Amendment is to submit an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3(g) of Form N-1A. The interactive data file included as an exhibit to the Amendment relates to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 10, 2019 in Post-Effective Amendment No. 57 under the 1933 Act. The Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective immediately. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the 1933 Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Sincerely,
/s/ Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz
Secretary

Enclosures